Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of common stock activity
Summary of common stock activity for the six months ended June 30, 2020	Outstanding shares
Balance, December 31, 2019	4,639,139
Shares issued for Common Stock	80,000
Shares issued due to conversion of Convertible Promissory Note	1,257,478
Settlement of stock-based liabilities	66,334
Shares issued for services	40,000
Shares issued to employees	58,334
Shares issued due to conversion of Warrants	42,819
Balance, June 30, 2020	6,184,104

Summary of Common Stock activity for the year ended December 31, 2019	Outstanding shares
Balance, December 31, 2018	1,588,942
Shares issued for Common Stock subscriptions	441,645
Shares issued due to conversion of Convertible Promissory Note	2,090,811

Shares issued for services	100,334
Shares issued due to the rescission of Limecom acquisition	107,910
Shares issued as settlement of debt	309,497
Balance, December 31, 2019	4,639,139

Schedule of convertible note
Date	Amount
10/26/2019	$500
01/26/2020	$500